DIRECTORS LOAN (Details 2) - CAD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2023
DIRECTORS LOAN
Interest on loan	$ 74,342	$ 75,342
Amortization of transaction costs	113,458	99,143	$ 136,942
Total	$ 187,800	$ 174,485